Note 19 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 1,853,204	$ 1,567,570
Liabilities, fair value	1,860,332	1,607,495
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	95,272	4,889
Liabilities, fair value	97,910	5,000
Securitization liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	0	8,745
Liabilities, fair value	0	8,778
Other liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	130,657	107,393
Liabilities, fair value	130,657	107,393
Cash [member]
Statement Line Items [Line Items]
Total loans	271,523	257,644
Assets, fair value	271,523	257,644
Loans, net [member]
Statement Line Items [Line Items]
Total loans	2,103,050	1,654,910
Assets, fair value	2,118,636	1,665,473
Other assets [member]
Statement Line Items [Line Items]
Total loans	3,596	8,897
Assets, fair value	$ 3,596	$ 8,897